Investment Portfolio - Government and Corporate Securities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Abstract]
Summary of Investments in Argentine and Other Governments and Corporate Securities	The following table sets out the Group’s investments in Argentine and other governments and corporate securities as of December 31, 2025 and 2024 by type and currency of denomination.

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2025	12.31.2024

DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Local:
Government Securities - In pesos

Argentine Treasury Bond Capitalizable. Maturity 02-13-2026	1	81,391,861	8,775,833
Argentine Treasury Bond Capitalizable. Maturity 01-30-2026	1	69,765,920	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 11-30-2026	2	32,016,031	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-29-2026	1	27,486,650	—
Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026	1	23,877,555	15,467,671
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-30-2026	1	16,111,694	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-17-2026	1	11,851,905	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-27-2026	1	9,220,113	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 11-30-2026	2	9,152,759	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-29-2026	1	8,901,455	—
Treasury Bonds in pesos adjusted by Cer 2%. Maturity 11-09-2026	1	3,733,466	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-31-2026	1	2,250,170	—
Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 08-31-2026	1	1,065,138	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2026	1	1,003,704	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 03-16-2026	1	667,639	—
Argentine Treasury Bond in Pesos adjusted by CER. Maturity 06-30-2026	1	127,211	—
Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-16-2025	1	—	60,015,466
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025	2	—	9,754,242
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025	1	—	5,173,715
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-28-2025	1	—	4,229,970
Argentine Treasury Bills Capitalizable in Pesos. Maturity 08-15-2025	1	—	2,882,428
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-17-2025	2	—	2,691,922
Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-30-2025	1	—	2,659,104
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025	1	—	2,526,054
Argentine Treasury Bond in Pesos adjusted by CER 4.25%. Maturity 02-14-2025	1	—	2,382,044
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025	1	—	1,574,020
Treasury Bill Capitalizable in Pesos. Maturity 08-29-2025	1	—	1,344,596
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025	1	—	591,349
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 10-31-2025	1	—	274,328
Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025	1	—	186,800
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-14-2025	1	—	104,601
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-31-2025	1	—	36,143
Subtotal Government Securities - In pesos		298,623,271	120,670,286

Government Securities - In foreign currency

Argentine Treasury Bills in USD Zero Coupon. Maturity 01-30-2026	2	14,434,761	—
Argentine Treasury Bills in USD Zero Coupon. Maturity 01-16-2026	1	122,660	—
AL30 Bond Local Law USD Step Up. Maturity 07-09-2030	1	1,796,177	87,110

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2025	12.31.2024

Subtotal Government Securities - In foreign currency		16,353,598	87,110

Private Securities - In pesos

Corporate Bond Arcor Series 3 in Pesos Uva. Maturity 12-15-2026	2	314,022	—

Subtotal Private Securities - In Pesos		314,022	—

Private Securities - In foreign currency

Corporate Bond CNH Industrial Capital Argentina Series 10 in USD. Maturity 06-03-2028	2	176,881	—

Subtotal Private Securities - In foreign currency		176,881	—

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		315,467,772	120,757,396

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

Local:

Private Securities - In pesos

Acción BYMA- Bolsas y Mercados Argentina	1	7,477,421	7,975,690
Acción Banco de Valores de Bs. As.	1	2,582,396	2,752,230
Mutual Funds	1	1,734,669	985,529

Subtotal Private Securities - In pesos		11,794,486	11,713,449

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS		11,794,486	11,713,449

DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

Local:

Government Securities - In pesos

Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026 (1)	1	429,459,063	519,491,185
Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 04-30-2026 (1)	2	336,456,250	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 03-16-2026 (1)	1	289,826,625	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 09-15-2026 (1)	1	275,420,451	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 12-15-2026 (1)	1	264,524,334	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 06-30-2026 (1)	1	196,198,742	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2026 (1)	1	157,628,777	188,289,723
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-30-2026 (1)	1	129,257,280	—
Treasury Bonds in pesos adjusted by Cer. Maturity 10-30-2026 (1)	1	124,470,583	—
Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 08-31-2026 (1)	1	103,726,080	—
Argentine Treasury Bill Capitalizable in Pesos. Maturity 04-17-2026 (1)	1	50,054,500	—
Argentine Treasury Bond in Pesos adjusted by CER. Maturity 06-30-2026 (1)	1	27,938,068	34,793,813
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 03-31-2027	1	16,117,673	—
Argentine Treasury Bond in Pesos at Fixed Rate. Maturity 05-30-2030	1	6,892,784	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2027	1	4,215,656	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2025	1	—	323,029,081
Argentine Treasury Bond Capitalizable in Pesos. Maturity 12-15-2025	1	—	173,314,556
Treasury Bonds in pesos adjusted by Cer 2%. Maturity 11-09-2026	1	—	8,127,032
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-28-2025	1	—	326,351,856
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-31-2025	1	—	323,744,254
Argentine Treasury Bills Capitalizable in Pesos. Maturity 01-31-2025	1	—	1,103,688
Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-18-2025	1	—	84,059,204
Treasury Bill Capitalizable in Pesos. Maturity 08-29-2025	1	—	42,851,777
Argentine Treasury Bills Capitalizable in Pesos. Maturity 06-30-2025	1	—	41,470,523
Argentine Treasury Bills Capitalizable in Pesos. Maturity 03-14-2025	1	—	46,489,081
Argentine Treasury Bills Capitalizable in Pesos. Maturity 02-14-2025	1	—	76,396,530
Argentine Treasury Bills Capitalizable in Pesos. Maturity 09-12-2025	1	—	42,851,777
Argentine Treasury Bills Capitalizable in Pesos. Maturity 05-30-2025	1	—	39,316,423
Argentine Treasury Bills Capitalizable in Pesos. Maturity 09-30-2025	1	—	84,881,379
Treasury Bonds in pesos adjusted by Cer 4.25%. Maturity 02-14-2025	1	—	24,574,583
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 06-30-2025	1	—	7,912,615
Argentine Treasury Bond Capitalizable in Pesos. Maturity 10-17-2025	1	—	168,668,279
Argentine Treasury Bills Capitalizable in Pesos. Maturity 04-16-2025	1	—	213,454,174
Argentine Treasury Bills Capitalizable in Pesos. Maturity 07-31-2025	1	—	204,481,254

Subtotal Government Securities - In pesos		2,412,186,866	2,975,652,787

Government Securities - In foreign currency

Argentine Treasury Bills in USD Zero Coupon. Maturity 01-16-2026	1	4,735,799	—

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2025	12.31.2024

Subtotal Government Securities - In foreign currency		4,735,799	—

BCRA Notes - In foreign currency

Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series C)	2	—	14,444,664
Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series D)	2	—	14,168,958
Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series A)	2	—	10,360,418
Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series B)	2	—	9,828,855

Subtotal BCRA Notes - In foreign currency		—	48,802,895

Private Securities - In pesos

Corporate Bond Mercado Pago Series 1 in Pesos at TAMAR floating rate. Maturity 07-18-2026	1	6,330,000	—
Corporate Bond Fiat Compañía Financiera Series 20 in Pesos. Maturity 03-01-2026	2	—	2,661,430
Corporate Bond New San S.A. in Pesos Series 20 Private BADLAR. Maturity 02-01-2025	3	—	357,686
Corporate Bond Bco. de Serv. Financieros Cl. 24 in Pesos at Floating Rate. Maturity 02-02-2025	3	—	280,422
Corporate Bond New San S.A. in Pesos Series 21 Private BADLAR. Maturity 05-09-2025	3	—	225,068
Corporate Bond Refi Pampa Series 2 in Pesos Uva. Maturity 05-06-2025	3	—	142,420

Subtotal Private Securities - In pesos		6,330,000	3,667,026

Private Securities - In foreign currency

Corporate Bond CNH Industrial Capital Argentina. Series 10 in USD. Maturity 06-03-2028	2	4,422,034	—
Corporate Bond Luz De Tres Picos 4 in USD. Maturity 09-29-2026	2	4,408,514	3,793,350
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 48 in USD. Maturity 03-05-2028	2	3,646,717	—
Corporate Bond Petroquímica Comodoro Rivadavia Series R in USD. Maturity 10-22-2028	1	3,422,332	3,353,679
Corporate Bond 360 Energy Solar S.A. Series 4 in USD at a fixed interest rate. Maturity 10-30-2027	1	3,353,010	3,509,309
Corporate Bond Minera EXAR Series 1 in USD. Maturity 11-11-2027	1	2,873,434	2,785,942
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 07-14-2028	1	2,804,442	2,708,048
Corporate Bond CAPEX S.A. Series 10 in USD. Maturity 07-05-2027	2	2,569,880	2,169,543
Corporate Bond CAPEX S.A. Series 11 in USD. Maturity 06-17-2028	2	2,156,288	—
Corporate Bond YPF S.A. Series 35 in USD at fixed rate. Maturity 02-27-2027	1	1,762,683	—
Corporate Bond Petroquímica Comodoro Rivadavia Series O in USD. Maturity 09-22-2027	2	1,559,462	1,330,384
Corporate Bond Petroquímica Comodoro Rivadavia S.A. Series T in USD. Maturity 07-21-2028	2	1,492,983	—
Corporate Bond John Deere Credit Cia Financiera S.A. Series X in USD. Maturity 03-08-2026	2	1,475,644	1,338,504
Corporate Bond Ledesma Series 15 in USD at fixed rate. Maturity 10-04-2027	1	424,690	—
Corporate Bond Vista Energy Series 23 in USD. Maturity 03-06-2027	2	—	5,504,060
Corporate Bond Tecpetrol S.A. Series 7 in USD. Maturity 04-22-2026	2	—	4,102,026
Corporate Bond YPF Series 32 in USD. Maturity 10-10-2028	2	—	4,005,883
Corporate Bond YPF Series 29 in USD. Maturity 05-28-2026	2	—	2,730,248
Corporate Bond Empresa de Gas del Sur (EMGASUD) S.A. Series 39 in USD. Maturity 03-08-2027	2	—	2,695,844
Corporate Bond Vista Energy Series 20 in USD. Maturity 07-20-2025	2	—	2,291,942
Corporate Bond YPF Series 33 in USC. Maturity 10-10-2028	2	—	2,034,896
Corporate Bond Pampa Energia S.A. Series 20 in USC. Maturity 03-26-2026	2	—	1,381,837

Subtotal Private Securities - In foreign currency		36,372,113	45,735,495

Financial assets pledged as collateral - In pesos

Argentine Treasury Bond in pesos at Dual rate. Maturity 12-15-2026	1	73,863,350	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2027	1	17,017,384	—
Argentine Treasury Bond in Pesos adjusted by CER. Maturity 06-30-2026	1	5,908,080	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 06-30-2026	1	61,348	—
Treasury Bonds in pesos adjusted by 4.25% CER. Maturity 02-14-2025	1	—	90,971,371
Argentine Bond adjusted by 2% CER in pesos Tx26 (Boncer). Maturity 11-9-2026	1	—	67,766,452
Treasury Bonds in pesos adjusted by Cer 0% . Maturity 12-15-2025	1	—	5,697,675

Subtotal Financial assets pledged as collateral - In pesos		96,850,162	164,435,498

Financial assets pledged as collateral - In foreign currency

Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series D)	1	15,414,967	—

Account	Fair	Book	Book
	value	Value	Value
	level	12.31.2025	12.31.2024

Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series C)	1	15,404,922	—
Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series B)	1	2,940,000	—
Bonds for the Reconstruction of a Free Argentina - CLASS 1 - Maturity 10-31-2027 (Series B)	1	1,513,314	—
Corporate Bond YPF S.A. Series 35 in USD at fixed rate. Maturity 02-27-2027	1	440,671	—
Argentine Treasury Bills in USD Zero Coupon. Maturity 01-16-2026	1	158,496	—

Subtotal Financial assets pledged as collateral - In foreign currency		35,872,370	—

Government securities pledged as collateral - In pesos

Treasury Bonds in pesos adjusted by Cer. Maturity 03-31-2026		144,240,244	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 06-30-2026		115,233,574	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2027		79,964,631	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 12-15-2026		51,671,025	—
Treasury Bonds in pesos adjusted by Cer 0%. Maturity 03-31-2027		39,604,500	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 12-15-2026		35,528,943	—
Argentine Treasury Bond in pesos at Dual rate. Maturity 09-15-2026		19,205,500	—
Argentine Treasury Bond in Pesos adjusted by CER. Maturity 06-30-2026		6,443,920	—

Subtotal Government securities pledged as collateral - In pesos		491,892,337	—

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		3,084,239,647	3,238,293,701

EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

Local:

Private Securities - In pesos

Compensadora Electrónica S.A.	3	4,687,121	3,205,818
Mercado Abierto Electrónico S.A.	3	4,294,797	1,330,984
Seguro de Depósitos S.A.	3	361,110	352,904
Other	3	12,208	19,779

Subtotal Private Securities - In pesos		9,355,236	4,909,485

Foreign:

Private Securities - In foreign currency

Banco Latinoamericano de Exportaciones S.A.	2	1,310,020	968,160
Other	2	64,275	45,402

Subtotal Private Securities - In foreign currency		1,374,295	1,013,562

TOTAL EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME		10,729,531	5,923,047

DEBT SECURITIES AT AMORTIZED COST

Government Securities - In pesos

Argentine Treasury Bill Capitalizable in Pesos at TAMAR rate. Maturity 01-16-2026 (1)	2	561,135,419	—
Argentine Treasury Bonds in Pesos. Maturity 05-23-2027 (1)	2	15,954,621	31,623,614
Argentine Treasury Bonds in pesos at 0.70% Badlar Private Rate. Maturity 11-23-2027 (1)	2	6,888,116	13,644,707
Argentine Treasury Bonds in Pesos. Maturity 08-23-2025	2	—	165,082,677

Subtotal Government Securities - In pesos		583,978,156	210,350,998

Allowances for credit losses		(700,195)	(9,702,641)

TOTAL DEBT SECURITIES AT AMORTIZED COST		583,277,961	200,648,357
(1) Correspond to securities computed for minimum cash as of December 31, 2025, Note 42.a)